Fair Value and Other Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) - Unlisted equity investments - Fair Value - Measured at Fair Value on a Recurring Basis	Dec. 31, 2025 multiple
Revenue multiples | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets	1.5
Revenue multiples | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets	30
Discounts | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets	0.004
Discounts | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets	0.909